Property and Equipment - Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₩ 13,006,196	₩ 13,322,492
Acquisition	2,878,875	3,011,546
Disposal	(134,718)	(95,447)
Transfer	(262,000)	(336,642)
Depreciation	(2,853,793)	(2,895,122)
Impairment	(11,993)	(631)
Changes in consolidation scope	(5,173)
Ending balance	12,617,394	13,006,196
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,248,200	1,005,857
Acquisition	101	12
Disposal	(2,213)	(388)
Transfer	14,624	242,719
Changes in consolidation scope	0
Ending balance	1,260,712	1,248,200
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	773,392	785,225
Acquisition	3,785	1,083
Disposal	(1,279)	(294)
Transfer	46,479	41,516
Depreciation	(56,559)	(54,138)
Changes in consolidation scope	0
Ending balance	765,818	773,392
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	234,879	265,656
Acquisition	1,574	1,632
Disposal	(78)	(198)
Transfer	13,408	6,446
Depreciation	(37,997)	(38,657)
Changes in consolidation scope	(799)
Ending balance	210,987	234,879
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,890,654	7,912,900
Acquisition	517,884	553,541
Disposal	(23,253)	(7,267)
Transfer	1,616,265	1,734,474
Depreciation	(2,267,720)	(2,302,789)
Impairment	(11,025)	(205)
Changes in consolidation scope	(239)
Ending balance	7,722,566	7,890,654
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	485,157	497,394
Acquisition	390,130	554,595
Disposal	(12,131)	(1,205)
Transfer	(408,675)	(476,097)
Depreciation	(84,179)	(89,506)
Impairment	(10)	(24)
Changes in consolidation scope	(1,285)
Ending balance	369,007	485,157
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,611,951	1,786,129
Acquisition	523,494	345,761
Disposal	(90,734)	(86,069)
Transfer	(26,271)	(23,436)
Depreciation	(407,338)	(410,032)
Impairment	(33)	(402)
Changes in consolidation scope	(2,850)
Ending balance	1,608,219	1,611,951
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	761,963	1,069,331
Acquisition	1,441,907	1,554,922
Disposal	(5,030)	(26)
Transfer	(1,517,830)	(1,862,264)
Impairment	(925)
Changes in consolidation scope	0
Ending balance	₩ 680,085	₩ 761,963